Unbilled construction contract income	12 Months Ended
Dec. 31, 2014
Contracts Receivable [Abstract]
Unbilled Construction Contract Income [Text Block]
9. Unbilled construction contract income

The unbilled construction contract income of $0 and $54,473 for the years ended December 31, 2014 and 2013, respectively, relate to the construction and installation of the Mooring for PGN. As of December 31, 2014 the Mooring project was completed and all payments received from PGN. The unbilled construction contract income represented the excess of contract costs and profits recognized to the balance sheet date on the percentage of completion accounting method over the amount of contract billings to the balance sheet date.